ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Payroll and welfare benefit		$ 18,467	$ 37,241
Other taxes and surcharges payable	[1]	39,824	42,484
Accrued unrecognized tax benefits and related interest and penalties		121,856	104,211
Amounts payable to employees	[2]	2,162	3,493
Amounts payable to sales and marketing agents		74,669	82,769
Accrued rental expenses		209	1,118
Amounts due to foremen and suppliers of decoration services	[3]	4,872	23,765
Amounts due to Tianxiajin investors	[4]	1,530	23,985
Down payments collected on behalf of secondary home sellers		3,116	4,452
Cash incentives payable to home buyers	[5]	14,271	14,594
Amounts payable for purchase of treasury stock	[6]	9,861
Others		27,702	23,481
Accrued expenses and other liabilities		$ 318,539	$ 361,593

[1]	Other taxes and surcharges payable consist of BT, VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).
[2]	Amounts payable to employees represent cash collections from the designated broker upon the sale of exercised employee options on behalf of the employees.
[3]	Amounts due to foremen and suppliers of decoration services consist of service fees to the foremen and decoration materials cost to suppliers. In 2016, the Company gradually ceased providing decoration services.
[4]	This amount represents refundable deposits due to Tianxiajin investors. In 2016, the Company gradually ceased providing such services through its online financing platform.
[5]	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company's platform and successfully registers on the Company's website.
[6]	This amount represents the purchase of treasury stock. The balance was subsequently settled in January 2017.